PROVISIONS (Details 12) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Present value of obligations as of January 1, 2017 / April 1, 2016	$ 34,768	$ 31,149
Interest expense on obligations	2,742	1,081
Actuarial (gain)/losses	223	3,761
Total	31,761	34,768
Retirement Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations as of January 1, 2017 / April 1, 2016	439	329
Current service cost	34	20
Interest expense on obligations	36	17
Actuarial (gain)/losses	4
Benefits paid	(3)	72
Other- exchange rate differences	(34)	1
Total	$ 476	$ 439